Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.5%
	CONSUMER DISCRETIONARY — 5.3%
120,076	Home Depot, Inc.	$48,653,594
169,010	McDonald's Corp.	51,360,449
		100,014,043
	CONSUMER STAPLES — 9.3%
691,768	Keurig Dr Pepper, Inc.	17,647,002
907,032	Mondelez International, Inc., Class A	56,662,289
183,689	PepsiCo, Inc.	25,797,283
81,679	Philip Morris International, Inc.	13,248,334
391,212	Procter & Gamble Co.	60,109,724
		173,464,632
	ENERGY — 10.4%
273,143	Chevron Corp.	42,416,377
300,291	Exxon Mobil Corp.	33,857,810
643,000	Kinder Morgan, Inc.	18,203,330
201,498	ONEOK, Inc.	14,703,309
57,208	Targa Resources Corp.	9,584,628
1,188,430	Williams Cos., Inc.	75,287,041
		194,052,495
	FINANCIALS — 14.9%
97,506	Apollo Global Management LLC - Class A	12,994,625
107,660	CME Group, Inc.	29,088,655
189,853	Hartford Insurance Group, Inc.	25,324,492
205,728	JPMorgan Chase & Co.	64,892,783
237,192	Marsh & McLennan Cos., Inc.	47,801,304
189,258	PNC Financial Services Group, Inc.	38,027,610
219,030	Travelers Cos., Inc.	61,157,556
		279,287,025
	HEALTH CARE — 15.5%
387,686	AbbVie, Inc.	89,764,816
101,091	Eli Lilly & Co.	77,132,433
487,681	Johnson & Johnson	90,425,811
97,803	UnitedHealth Group, Inc.	33,771,376
		291,094,436
	INDUSTRIALS — 14.7%
140,911	Automatic Data Processing, Inc.	41,357,378
109,092	Eaton Corp. PLC[1]	40,827,681
302,884	Fastenal Co.	14,853,431
92,209	General Dynamics Corp.	31,443,269
87,701	Illinois Tool Works, Inc.	22,868,913
61,641	Lockheed Martin Corp.	30,771,803
219,030	Paychex, Inc.	27,764,243

Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
111,060	RTX Corp.	$18,583,670
154,924	TE Connectivity PLC[1]	34,010,466
55,572	Union Pacific Corp.	13,135,554
		275,616,408
	MATERIALS — 0.9%
61,184	Air Products & Chemicals, Inc.	16,686,101
	REAL ESTATE — 3.9%
164,846	AvalonBay Communities, Inc. - REIT	31,843,302
1,242,656	VICI Properties, Inc. - REIT	40,523,012
		72,366,314
	TECHNOLOGY — 17.2%
92,209	Accenture PLC - Class A1	22,738,739
378,884	Broadcom, Inc.	124,997,621
441,033	Cisco Systems, Inc.	30,175,478
453,264	Corning, Inc.	37,181,246
152,862	Microsoft Corp.	79,174,873
35,823	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	10,005,006
95,625	Texas Instruments, Inc.	17,569,181
		321,842,144
	UTILITIES — 7.4%
663,491	NextEra Energy, Inc.	50,086,936
944,576	PPL Corp.	35,100,444
366,289	Sempra	32,958,684
179,909	WEC Energy Group, Inc.	20,615,772
		138,761,836
	TOTAL COMMON STOCKS
	(Cost $1,126,430,486)	1,863,185,434
	SHORT-TERM INVESTMENTS — 0.5%
9,575,144	Fidelity Investments Money Market Treasury Portfolio - Class I 3.94%[2]	9,575,144
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,575,144)	9,575,144
	TOTAL INVESTMENTS — 100.0%
	(Cost $1,136,005,630)	1,872,760,578
	Liabilities in Excess of Other Assets — 0.0%	(762,943)
	TOTAL NET ASSETS — 100.0%	$1,871,997,635

LLC – Limited Liability Company
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
ADR – American Depository Receipt

[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.